Operating Leases - Schedule of Undiscounted Future Minimum Lease Payments Under Operating Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Undiscounted Future Minimum Lease Payments Under Operating Leases [Abstract]
2024 (remaining three months)	$ 88
2025	437	$ 383
2026	591	576
2027	515	592
2028	212	516
Total minimum payments	1,843	2,258
Less: imputed interest	(161)	(1,298)
Present value of operating lease liabilities	1,682	960
Less: current portion included in other current liabilities	(385)	(120)
Long-term operating lease liabilities	$ 1,297	$ 840	$ 1,078